Acquisition - Additional Information (Detail) - Burgundy Asset Management Ltd [Member] $ in Millions	Jun. 19, 2025 CAD ($)
Disclosure of business acquisitions by acquisition assets acquired and liabilities assumed [line items]
Amounts payable to entity in respect of business combination	$ 125
Consideration transferred, acquisition-date fair value	$ 625